Notes Payable (Tables)	3 Months Ended
Mar. 31, 2026
HZO, Inc. and Subsidiaries
Debt
Schedule of notes payable

	As of	As of
	March 31,	December 31,
	2026	2025
Unsecured term loan	$2,000,000	$—
Equipment financing	43,860	49,217
Total notes payable	2,043,860	49,217
Less current portion	(22,254)	(21,923)
Net long-term portion of notes payable	$2,021,606	$27,294